UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                    ----------------------

                Phoenix Duff & Phelps Institutional Mutual Funds
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                   Date of reporting period: December 31, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL REPORT

[GRAPHIC OMITTED]
DECEMBER 31, 2003



PHOENIX DUFF & PHELPS
INSTITUTIONAL MUTUAL FUNDS


GROWTH STOCK PORTFOLIO

Managed by
Seneca Capital Management LLC


MANAGED BOND PORTFOLIO

Managed by
Phoenix Investment Counsel, Inc.


[GRAPHIC OMITTED]
Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery



[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD

COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      When we think about 2003, we'll remember a year in which financial services underwent significant change. National news reflected regulatory attention to the business conduct of a few mutual fund companies. As a result, certain industry-wide practices came under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board had taken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Duff & Phelps Institutional Mutual Funds Annual Report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification1. Your investment in Phoenix Duff & Phelps Institutional Growth Stock Portfolio and Phoenix Duff & Phelps Institutional Managed Bond Portfolio may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.

Sincerely,


/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

January 1, 2004



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.


--------------------------------------------------------------------------------
  Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS




Phoenix Duff & Phelps Institutional Growth Stock Portfolio ................    3

Phoenix Duff & Phelps Institutional Managed Bond Portfolio ................   11

Notes to Financial Statements .............................................   24



   This report is not authorized for distribution to prospective investors in Phoenix Duff & Phelps Institutional Mutual Funds unless preceded or accompanied by an effective prospectus which includes information concerning the Fund's record and other pertinent information.

PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO

A DISCUSSION WITH THE PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

A: The Portfolio's investment objective is long-term capital appreciation.

Q: HOW DID THE PORTFOLIO PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over its fiscal year ended December 31, 2003, the Portfolio's Class X shares returned 26.42% and Class Y shares returned 26.07%. For the same period, the S&P 500(R) Index 1 returned 28.71% and the Russell 1000(R) Growth Index 2 returned 29.75%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE PORTFOLIO'S RECENT FISCAL YEAR?

A: The equity market rally of 2003 was led by companies with no current earnings and the worst quality balance sheets. The most speculative stocks far outpaced more solid companies. Low interest rates allowed marginal companies to obtain financing and prolong their life-support. Together, these aberrations severed the strongest, most reliable correlation in finance: stock prices to corporate earnings3. The historic correlation between individual company earnings and stock prices has averaged approximately 90% for the 40 or so years prior to 2000. But, this relationship broke down over the last three years, and actually turned negative in 2003.

Q: WHAT FACTORS HELPED AND WHAT FACTORS HURT THE PORTFOLIO'S PERFORMANCE?

A: Stock selection in the Financials sector was the biggest contributor to performance relative to the Russell 1000(R) Growth Index in 2003. For the year, the Portfolio was slightly overweight in Financials and our stocks outperformed those of the index. Goldman Sachs Group and American Express were two of the Portfolio's top 10 performing stocks for the year.

      Our overweight in Materials stocks also helped relative performance. The sector was boosted by strength in U.S. industrial production, as well as the recovering global economy. Alcoa and Dow Chemical were the primary contributors from this sector.

      Industrial holdings were the largest detractors from relative performance for the year. The Portfolio was equal-weight in the sector in 2003. While our holdings were up significantly, Industrial stocks within the index performed even better. Deere & Company was among the Portfolio's top 10 performing stocks for the year.

      The biggest detractor to performance came from the Consumer Discretionary sector, in which we were underweight in 2003. Comcast and Autozone were the two largest detractors from this area. Comcast was sold on our concern that weak high speed data pricing and lower than expected subscriber growth could limit its near term price appreciation. Additionally, the company gave free cash flow guidance for 2004 that was below our estimates. Autozone was sold on concern its sales

--------------------------------------------------------------------------------

might come in at the low-end of expectations, putting earnings forecasts at risk. Ebay (one of our top performing stocks for the year) was sold on valuation concerns, yet continued to run up in price after its sale from the Portfolio.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We see no rationale for abandoning quality companies with current earnings and good prospects. We believe the long-term correlation between earnings and stock prices will inevitably reassert itself. In 2004, we believe earnings should take center stage. Without the support of declining interest rates, we think stock prices should be especially sensitive to actual earnings in the year ahead. We will stay the course and maintain the investment discipline that has produced better than market returns for more than a decade at Seneca Capital.

      Just three months ago, deflation fears gripped investors' imaginations. Now, we believe global economic recovery seems probable. Business spending is increasing. Employment has picked up and the stimulus from tax cuts should continue to buoy consumer spending. Corporate earnings could again surprise on the upside next year. Valuations in the stock market are not troublesome, given what we believe is likely an understated earnings picture for 2004 and a benign inflation setting. In addition, stocks now provide compelling competition for cash alternatives: the stock dividend yield is above short-term rates for the first time in 40 years. The reduction of tax rates on dividends and capital gains further adds to the appeal of stocks. Finally, corporate earnings are not only robust, but are also high quality. The gap between "operating" and "reported" earnings has narrowed, suggesting that accounting shenanigans are largely yesterday's news. Harsh treatment of miscreant executives and tough new regulations enable investors to regard reported profits with renewed confidence. This confidence seems to be overcoming investor concerns over the transgressions in the mutual fund industry. Despite widespread allegations of wrongdoing by fund companies, investors continue to invest in stocks.

      For all of these reasons, we expect another good year for equity investors in 2004.

                                                                 JANUARY 1, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE.
2 THE RUSSELL 1000(R) GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF GROWTH-ORIENTED STOCKS OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
3 AS REPORTED BY CITIGROUP GLOBAL INVESTMENT MANAGEMENT, NEW YORK, NEW YORK (12/31/2003).

THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/03

                                              1 YEAR      5 YEARS      10 YEARS
                                              -------     -------      --------
        Class X Shares                         26.42%      (2.26)%       8.14%
        Class Y Shares                         26.07       (2.51)        7.87

        Russell 1000(R) Growth Index 2         29.75       (5.11)        9.21

        S&P 500(R) Index 3                     28.71       (0.57)       11.10
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GROWTH OF $5,000,000 (IN THOUSANDS)                         PERIODS ENDING 12/31
--------------------------------------------------------------------------------
4 This chart assumes an initial gross investment of $5,000,000 made on 12/31/93 for Class X shares. The total return for Class X shares assumes reinvestment of dividends and capital gains. Class Y share performance will be greater or less than that shown based on differences in inception dates and fees.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                GROWTH STOCK    GROWTH STOCK
                 PORTFOLIO        PORTFOLIO     RUSSELL 1000(R)     S&P 500 (R)
                 CLASS X 4        CLASS Y 4     GROWTH INDEX 2       INDEX 3


12/31/93      $ 5,000,000.00   $ 5,000,000.00   $ 5,000,000.00    $ 5,000,000.00
12/30/94        4,954,981.00     4,942,645.00     5,132,803.00      5,066,151.00
12/29/95        6,675,598.50     6,642,416.00     7,041,440.00      6,966,327.00
12/31/96        7,432,365.50     7,377,094.00     8,669,587.00      8,585,836.00
12/31/97        9,346,662.00     9,255,116.00    11,312,764.00     11,451,410.00
12/31/98       12,263,108.00    12,110,442.00    15,691,461.00     14,744,432.00
12/31/99       16,423,713.00    16,179,846.00    20,894,594.00     17,860,684.00
12/29/00       14,243,522.00    13,997,177.00    16,209,298.00     16,219,799.00
12/31/01       12,168,597.00    11,925,645.00    12,898,817.00     14,293,724.00
12/31/02        8,650,357.00     8,461,484.00     9,302,104.00     11,134,754.00
12/31/03       10,936,101.00    10,667,689.00    12,069,397.00     14,331,808.00


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/03
--------------------------------------------------------------------------------
As a percentage of equity holdings

[GRAPHC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology             34%
Industrials                        19
Health-Care                        17
Consumer Staples                    9
Financials                          9
Consumer Discretionary              6
Materials                           6


1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Index's performance does not reflect sales charges.
3 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The Index's performance does not reflect sales charges.

Performance data is based on the Portfolio's past performance as a pooled separate investment account of Phoenix Life Insurance Company prior to March 1, 1996 (inception of the fund). Returns indicate past performance which is not indicative of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

--------------------------------------------------------------------------------
                TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2003
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

 1. General Electric Co.                          4.2%
 2. Microsoft Corp.                               3.8%
 3. Deere & Co.                                   3.5%
 4. Cisco Systems, Inc.                           3.4%
 5. Intel Corp.                                   3.4%
 6. 3M Co.                                        3.4%
 7. Pfizer, Inc.                                  3.3%
 8. Abbott Laboratories                           3.2%
 9. International Business Machines Corp.         3.2%
10. Coca-Cola Co. (The)                           3.1%
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 2003

                                                        SHARES       VALUE
                                                        ------    -----------

COMMON STOCKS--93.8%

AIR FREIGHT & COURIERS--3.1%
United Parcel Service, Inc. Class B ................     9,550    $   711,952

ALUMINUM--2.8%
Alcoa, Inc. ........................................    16,620        631,560

BIOTECHNOLOGY--2.6%
Amgen, Inc.(b) .....................................     9,530        588,954

BUILDING PRODUCTS--2.0%
Masco Corp. ........................................    16,490        451,991

COMMUNICATIONS EQUIPMENT--4.1%
Cisco Systems, Inc.(b) .............................    32,400        786,996
Corning, Inc.(b) ...................................    14,780        154,155
                                                                  -----------
                                                                      941,151
                                                                  -----------

COMPUTER HARDWARE--5.7%
Dell, Inc.(b) ......................................    17,130        581,735
International Business Machines Corp. ..............     7,890        731,245
                                                                  -----------
                                                                    1,312,980
                                                                  -----------

COMPUTER STORAGE & PERIPHERALS--2.4%
EMC Corp.(b) .......................................    42,970        555,172

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--6.0%
Caterpillar, Inc. ..................................     6,750        560,385
Deere & Co. ........................................    12,480        811,824
                                                                  -----------
                                                                    1,372,209
                                                                  -----------

CONSUMER FINANCE--3.1%
American Express Co. ...............................    14,810        714,286

DATA PROCESSING & OUTSOURCED SERVICES--2.5%
Automatic Data Processing, Inc. ....................    14,490        573,949


                                                        SHARES       VALUE
                                                        ------    -----------

DIVERSIFIED CHEMICALS--2.6%
Dow Chemical Co. (The) .............................    14,130    $   587,384

GENERAL MERCHANDISE STORES--2.5%
Target Corp. .......................................    14,960        574,464

HEALTH CARE EQUIPMENT--4.6%
Boston Scientific Corp.(b) .........................    13,660        502,141
Medtronic, Inc. ....................................    11,380        553,182
                                                                  -----------
                                                                    1,055,323
                                                                  -----------

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. ..................................    11,950        661,911

HOUSEHOLD PRODUCTS--2.9%
Procter & Gamble Co. (The) .........................     6,670        666,200

HYPERMARKETS & SUPER CENTERS--3.1%
Wal-Mart Stores, Inc. ..............................    13,340        707,687

INDUSTRIAL CONGLOMERATES--7.6%
3M Co. .............................................     9,020        766,971
General Electric Co. ...............................    31,290        969,364
                                                                  -----------
                                                                    1,736,335
                                                                  -----------

INVESTMENT BANKING & BROKERAGE--2.8%
Goldman Sachs Group, Inc. (The) ....................     6,410        632,859

OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
Citigroup, Inc. ....................................    14,290        693,637

PHARMACEUTICALS--9.3%
Abbott Laboratories ................................    15,800        736,280
Forest Laboratories, Inc.(b) .......................    10,480        647,664
Pfizer, Inc. .......................................    21,330        753,589
                                                                  -----------
                                                                    2,137,533
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                                                        SHARES       VALUE
                                                        ------    -----------

SEMICONDUCTOR EQUIPMENT--2.7%
Applied Materials, Inc.(b) .........................    27,800    $   624,110

SEMICONDUCTORS--5.9%
Intel Corp. ........................................    23,910        769,902
Linear Technology Corp. ............................    13,520        568,786
                                                                  -----------
                                                                    1,338,688
                                                                  -----------

SOFT DRINKS--3.1%
Coca-Cola Co. (The) ................................    14,090        715,068

SYSTEMS SOFTWARE--6.5%
Microsoft Corp. ....................................    31,260        860,900
VERITAS Software Corp.(b) ..........................    16,610        617,228
                                                                  -----------
                                                                    1,478,128
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $18,102,311)                                      21,463,531
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.9%

COMMUNICATIONS EQUIPMENT--2.9%
Nokia Oyj ADR (Finland) ............................    39,300        668,100

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $650,867)                                            668,100
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $18,753,178)                                      22,131,631
-----------------------------------------------------------------------------


                                           STANDARD
                                           & POOR'S       PAR
                                            RATING       VALUE
                                          (Unaudited)    (000)       VALUE
                                          -----------    ------   -----------

SHORT-TERM OBLIGATIONS--4.5%

COMMERCIAL PAPER--4.5%
Emerson Electric Co. 0.95%, 1/2/04 .....       A-1        $720    $   719,981
Asset Securitization Corp. 1.07%, 1/7/04       A-1         310        309,945
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,029,926)                                        1,029,926
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $19,783,104)                                      23,161,557(a)
Other assets and liabilities, net--(1.2)%                            (270,649)
                                                                  -----------
NET ASSETS--100.0%                                                $22,890,908
                                                                  ===========


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,534,794 and gross depreciation of $159,265 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $19,786,028.
(b)Non-income producing.

                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $19,783,104)                                   $ 23,161,557
Cash                                                                      4,174
Receivables
   Dividends                                                             24,403
   Receivable from adviser                                                6,009
Prepaid expenses                                                            362
                                                                   ------------
     Total assets                                                    23,196,505
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                      228,051
   Professional fees                                                     30,702
   Trustees' fee                                                         14,353
   Transfer agent fee                                                     6,775
   Financial agent fee                                                    4,399
   Service fee                                                            2,040
Accrued expenses                                                         19,277
                                                                   ------------
     Total liabilities                                                  305,597
                                                                   ------------
NET ASSETS                                                         $ 22,890,908
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 33,572,287
Undistributed net investment income                                      30,331
Accumulated net realized loss                                       (14,090,163)
Net unrealized appreciation                                           3,378,453
                                                                   ------------
NET ASSETS                                                         $ 22,890,908
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,665,401)                     712,663
Net asset value and offering price per share                             $19.18

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,225,507)                      485,679
Net asset value and offering price per share                             $19.00



                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
Dividends                                                            $  210,421
Interest                                                                  9,218
Foreign taxes withheld                                                   (1,211)
                                                                     ----------
     Total investment income                                            218,428
                                                                     ----------
EXPENSES
Investment advisory fee                                                 137,080
Service fees, Class Y                                                    26,415
Financial agent fee                                                      50,991
Trustees                                                                 49,141
Transfer agent                                                           38,387
Professional                                                             34,296
Registration                                                             29,851
Printing                                                                 11,356
Custodian                                                                 8,887
Miscellaneous                                                             9,977
                                                                     ----------
     Total expenses                                                     396,381
     Less expenses borne by investment adviser                         (209,304)
     Custodian fees paid indirectly                                        (739)
                                                                     ----------
     Net expenses                                                       186,338
                                                                     ----------
NET INVESTMENT INCOME                                                    32,090
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                         173,876
Net change in unrealized appreciation (depreciation) on
   investments                                                        5,165,149
                                                                     ----------
NET GAIN ON INVESTMENTS                                               5,339,025
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,371,115
                                                                     ==========


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                Year Ended       Year Ended
                                                                                 12/31/03         12/31/02
                                                                               -----------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                $    32,090      $     47,454
   Net realized gain (loss)                                                        173,876        (5,431,637)
   Net change in unrealized appreciation (depreciation)                          5,165,149        (4,199,188)
                                                                               -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   5,371,115        (9,583,371)
                                                                               -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                  (31,908)          (25,889)
   Net investment income, Class Y                                                  (14,904)           (5,735)
                                                                               -----------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (46,812)          (31,624)
                                                                               -----------      ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (35,863 and 19,263 shares, respectively)          633,062           311,219
   Net asset value of shares issued from reinvestment of distributions
     (1,854 and 1,460 shares, respectively)                                         31,908            25,847
   Cost of shares redeemed (76,975 and 420,012 shares, respectively)            (1,294,727)       (7,839,228)
                                                                               -----------      ------------
Total                                                                             (629,757)       (7,502,162)
                                                                               -----------      ------------
CLASS Y
   Proceeds from sales of shares (16,381 and 191,624 shares, respectively)         266,938         3,330,928
   Net asset value of shares issued from reinvestment of distributions
     (873 and 326 shares, respectively)                                             14,904             5,735
   Cost of shares redeemed (273,977 and 5,456 shares, respectively)             (4,720,980)          (87,789)
                                                                               -----------      ------------
Total                                                                           (4,439,138)        3,248,874
                                                                               -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    (5,068,895)       (4,253,288)
                                                                               -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           255,408       (13,868,283)

NET ASSETS
   Beginning of period                                                          22,635,500        36,503,783
                                                                               -----------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $30,331 AND $45,054, RESPECTIVELY]                                        $22,890,908      $ 22,635,500
                                                                               ===========      ============

                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                               CLASS X
                                                                   -----------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                   -----------------------------------------------------------------
                                                                     2003          2002         2001           2000         1999
Net asset value, beginning of period                                $15.21        $21.43       $25.98         $36.83       $37.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                       0.04(3)       0.05(3)      0.08(3)        0.08         0.08
   Net realized and unrealized gain (loss)                            3.97         (6.24)       (3.81)         (4.83)       11.65
                                                                    ------        ------       ------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                 4.01         (6.19)       (3.73)         (4.75)       11.73
                                                                    ------        ------       ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.04)        (0.03)       (0.06)         (0.04)       (0.05)
   Distributions from net realized gains                                --            --        (0.76)         (6.06)      (12.67)
                                                                    ------        ------       ------         ------       ------
     TOTAL DISTRIBUTIONS                                             (0.04)        (0.03)       (0.82)         (6.10)      (12.72)
                                                                    ------        ------       ------         ------       ------
Change in net asset value                                             3.97         (6.22)       (4.55)        (10.85)       (0.99)
                                                                    ------        ------       ------         ------       ------
NET ASSET VALUE, END OF PERIOD                                      $19.18        $15.21       $21.43         $25.98       $36.83
                                                                    ======        ======       ======         ======       ======
Total return                                                         26.42%       (28.91)%     (14.57)%       (13.27)%      33.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $13,665       $11,436      $24,671        $34,991      $41,436
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                              0.70%(4)      0.70 %(4)    0.70 %(4)      0.70 %       0.70%
   Net investment income                                              0.26%         0.27 %       0.34 %         0.29 %       0.17%
Portfolio turnover                                                      90%          116 %        134 %          127 %        136%



                                                                                               CLASS Y
                                                                   -----------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                   -----------------------------------------------------------------
                                                                     2003          2002         2001           2000         1999
Net asset value, beginning of period                                $15.09        $21.28       $25.82         $36.72       $37.79
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                         -- (3)(5)   0.01(3)      0.02(3)        0.04        (0.03)
   Net realized and unrealized gain (loss)                            3.93         (6.19)       (3.78)         (4.85)       11.63
                                                                    ------        ------       ------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                 3.93         (6.18)       (3.76)         (4.81)       11.60
                                                                    ------        ------       ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.02)        (0.01)       (0.02)         (0.03)          --
   Distributions from net realized gains                                --            --        (0.76)         (6.06)      (12.67)
                                                                    ------        ------       ------         ------       ------
     TOTAL DISTRIBUTIONS                                             (0.02)        (0.01)       (0.78)         (6.09)      (12.67)
                                                                    ------        ------       ------         ------       ------
Change in net asset value                                             3.91         (6.19)       (4.54)        (10.90)       (1.07)
                                                                    ------        ------       ------         ------       ------
NET ASSET VALUE, END OF PERIOD                                      $19.00        $15.09       $21.28         $25.82       $36.72
                                                                    ======        ======       ======         ======       ======
Total return                                                         26.07%       (29.05)%     (14.80)%       (13.49)%      33.60 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $9,226       $11,199      $11,832        $19,351      $21,845
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                              0.95% (4)     0.95 %(4)    0.95 %(4)      0.95 %       0.95 %
   Net investment income (loss)                                       0.00% (6)     0.03 %       0.09 %         0.04 %      (0.09)%
Portfolio turnover                                                      90%          116 %        134 %          127 %        136 %

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.31%, 1.10%, 1.03% and 0.95% for the periods ended December 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.86%, 1.58%, 1.35%, 1.27%, 1.20% and 1.25% for the periods ended December 31,
    2003, 2002, 2001, 2000 and 1999, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Amount less than $0.01.
(6) Amount less than 0.01%.

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO

A DISCUSSION WITH THE PORTFOLIO MANAGEMENT TEAM


Q: WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

A: The Portfolio's investment objective is to generate a high level of current income and appreciation of capital consistent with prudent investment risk.

Q: HOW DID THE PORTFOLIO PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Portfolio's Class X shares returned 6.37% and Class Y shares returned 6.10%. For the same period, the Lehman Brothers Aggregate Bond Index1 returned 4.10%. All performance figures assume reinvestment of distributions. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE PORTFOLIO'S RECENT FISCAL YEAR?

A: The year 2003 experienced a shift in the financial markets, as fixed income underperformed equities for the first time since 1999. The financial markets were dominated by inflation and deflation concerns, the Federal Reserve policy outlook, historically low interest rates and the uncertainty regarding the strength of the economic recovery. We successfully navigated the challenging fixed income market in 2003, producing strong returns vs. the benchmark.

Q: WHAT FACTORS HELPED AND WHAT FACTORS HURT THE PORTFOLIO'S PERFORMANCE?

A: A significant underweight in U.S. Treasuries was one of the largest contributors to our performance for 2003. U.S. Treasuries, which returned 2.24%, underperformed the Lehman Brothers Aggregate Bond Index and all broad fixed income sectors. As we anticipated, our municipal "crossover" trade (buying tax-exempt municipal bonds vs. U.S. Treasuries) was rewarded in 2003, as municipals significantly outperformed U.S. Treasuries. A slowdown in fourth quarter issuance helped the sector post impressive relative returns.

      Exposure to residential mortgage-backed securities as a substitute for agency mortgage-backed securities helped the performance of the Portfolio. Although the agency mortgage-backed security sector performed well relative to U.S. Treasuries, the return of our residential mortgage-backed securities holdings exceeded both. In the third quarter, agency securities came under pressure as government scrutiny caused spreads to widen, creating an attractive buying opportunity. Our recognition that agency securities were undervalued, and the timing of our subsequent decision to increase the allocation, helped Portfolio performance.

      In addition, exposure to corporate high yield continued to give an added spark to the performance of the Portfolio, as the Lehman Brothers High Yield Index2 outperformed the Lehman Brothers Aggregate Bond Index by 2487 basis points in 2003. We continued to focus on the higher quality issues and emphasized diversification within the high yield sector.

      Corporate High Quality was the top sector within the Lehman Brothers Aggregate Bond Index for the year, exceeding the return of the index by 414 basis points. Although we were underweight in the sector relative to the index, our strong issue selection in this sector enabled our position to exceed the return of the Lehman Corporate High

--------------------------------------------------------------------------------

Quality sector in 2003. However, our underweight position in this sector, relative to the Lehman Brothers Aggregate Bond Index, hurt our Portfolio's performance.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Looking ahead to 2004, we are anticipating a continuation of several of the predominant trends of 2003. In the non-Treasury sectors such as high yield and investment grade corporate bonds, the improved credit picture, economic recovery, and strong demand should allow further spread tightening in 2004. In addition, lower supply should be positive for the investment grade corporate sector. We will continue to focus on higher quality issues within the high yield market and emphasize diversification in all of our credit intensive sectors. Emerging Markets also experienced significant spread tightening and stellar performance in 2003. We have reduced our exposure accordingly and will selectively look for opportunities going forward.

      We continue to invest in the municipal "crossover" trade, albeit at a reduced level, as tax-exempt bonds remain attractive compared to their historical averages. We believe that U.S. Treasuries will continue to be one of the worst performing sectors in 2004, as they were in 2003; consequently we remain substantially underweight the sector. We continue to overweight high quality commercial mortgage-backed securities and taxable municipals, both of which provide attractive alternatives to AAA corporate bonds. We have a constructive view for mortgage-backed securities in 2004 as a combination of decreasing supply and declining prepayments should bode well for the sector. Consequently, we maintain a large allocation.

      Given the low level of interest rates, we expect modest returns for fixed income. On a positive note, we expect that our allocation to non-Treasury sectors should continue to deliver strong relative performance within the current environment.

                                                                 JANUARY 1, 2004



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED
  MEASURE OF BROAD BOND MARKET TOTAL RETURN PERFORMANCE.

2 THE LEHMAN BROTHERS HIGH YIELD INDEX MEASURES BROAD HIGH-YIELD BOND MARKET
  TOTAL RETURN PERFORMANCE.

THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                               1 YEAR     5 YEARS    10 YEARS
                                               ------     -------    --------
   Class X Shares                               6.37%      6.90%       6.84%
   Class Y Shares                               6.10       6.63        6.58

   Lehman Brothers Aggregate Bond Index 2       4.10       6.62        6.95


--------------------------------------------------------------------------------
GROWTH OF $5,000,000 (IN THOUSANDS)                         PERIODS ENDING 12/31
--------------------------------------------------------------------------------

3 This chart assumes an initial gross investment of $5,000,000 made on 12/31/93 for Class X shares. The total return for Class X shares assumes reinvestment of dividends and capital gains. Class Y share performance will be greater or less than that shown based on differences in inception dates and fees.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                               Lehman Brothers
                  Managed Bond          Managed Bond           Aggregate Bond
                Portfolio Class X 3   Portfolio Class Y 3           Index 2
                -----------------     -----------------        ---------------

12/31/93          $5,000,000.00         $5,000,000.00          $5,000,000.00
12/30/94           4,756,568.50          4,744,720.00           4,854,179.50
12/29/95           5,706,381.50          5,678,002.50           5,751,175.00
12/31/96           6,202,584.00          6,154,381.00           5,959,962.00
12/31/97           6,807,096.50          6,740,416.00           6,535,261.00
12/31/98           6,942,833.00          6,856,590.00           7,102,966.50
12/31/99           7,045,236.00          6,942,798.00           7,044,360.50
12/29/00           7,752,389.50          7,619,869.00           7,863,353.50
12/31/01           8,413,802.00          8,247,499.00           8,527,299.00
12/31/02           9,112,428.00          8,909,357.00           9,402,262.00
12/31/03           9,692,780.00          9,453,153.00           9,788,037.00

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/03
--------------------------------------------------------------------------------

As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Agency Mortgage-Backed                     29%
Corporate                                  24
Non-Agency Mortgage-Backed                 17
Municipal                                  14
Foreign Corporate                           8
Asset-Backed                                6
Foreign Government                          2


1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance.

Performance data is based on the Portfolio's past performance as a pooled separate investment account of Phoenix Life Insurance Company prior to March 1, 1996 (inception of the fund). Returns indicate past performance which is not indicative of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

--------------------------------------------------------------------------------
                    TEN LARGEST HOLDINGS AT DECEMBER 31, 2003
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Fannie Mae 5.5%, 9/1/33                                                2.0%
 2. Nationslink Funding Corp. 99-2, A2C 7.229%, 6/20/31                    1.9%
 3. Fannie Mae 5%, 2/18/18                                                 1.6%
 4. Fannie Mae 5.50%, 9/1/33                                               1.6%
 5. PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%, 10/12/33                1.4%
 6. Pemex Project Funding Master Trust 9.125%, 10/13/10                    1.3%
 7. Seneca Funding 1 Ltd. 1A, A 3.92%, 5/31/29                             1.3%
 8. Lehman Brothers Commercial Conduit Mortgage Trust 99-C2,
    A2 7.325%, 10/15/32                                                    1.3%
 9. Fannie Mae 6%, 1/1/33                                                  1.2%
10. J.P. Morgan Chase Commercial Mortgage Securities Corp.
    01-CIBC, A3 6.26%, 3/15/33                                             1.2%
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 2003


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------


AGENCY MORTGAGE-BACKED SECURITIES--26.9%

Fannie Mae 5.50%, '17-'33 ...........     Aaa       $10,471    $ 10,639,911
Fannie Mae 5%, '18-'33 ..............     Aaa         8,221       8,255,723
Fannie Mae 4.50%, 9/1/18 ............     Aaa         1,486       1,489,479
Fannie Mae 4.50%, 11/1/18 ...........     Aaa         1,606       1,609,987
Fannie Mae 6%, '29-'33 ..............     Aaa         8,693       8,992,057
Fannie Mae 7.50%, 10/1/30 ...........     Aaa            22          23,936
Fannie Mae 7%, 11/1/30 ..............     Aaa           373         394,632
Fannie Mae 6.50%, 10/1/31 ...........     Aaa         1,211       1,266,722
Fannie Mae W.I. 4.50%, 9/1/33 .......     Aaa           763         730,308
Freddie Mac 5.50%, 8/1/18 ...........     Aaa         1,638       1,699,276
Freddie Mac 6.65%, 6/15/23 ..........     Aaa         1,326       1,359,265
GNMA 7%, 7/15/29 ....................     Aaa           149         158,879
GNMA 7%, 8/15/29 ....................     Aaa           394         420,125
GNMA 6.50%, '31-'32 .................     Aaa         2,528       2,666,259
GNMA 5%, 9/15/33 ....................     Aaa         1,580       1,567,162

---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $40,592,857)                                    41,273,721
---------------------------------------------------------------------------

MUNICIPAL BONDS--12.6%

CALIFORNIA--1.5%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19   Aaa         1,395       1,538,936

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 ..............     Aaa           510         556,665

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 ....     Aaa            96         110,063



                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

Oakland Pension Obligation Revenue
Taxable Series A 6.98%, 12/15/09 ....     Aaa       $    49    $     57,160
                                                               ------------
                                                                  2,262,824
                                                               ------------

COLORADO--0.3%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07 .....     Aaa           400         449,964

CONNECTICUT--1.6%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%, 9/1/12    Aaa         1,500       1,645,095

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b) ...........................     Aaa           715         775,196
                                                               ------------
                                                                  2,420,291
                                                               ------------

FLORIDA--1.9%
Florida State Board of Education General
Obligation Series B 5.375%, 1/1/11 ..      Aa           680         777,029

Tampa Solid Waste System Revenue
Taxable Series A 4.35%, 10/1/08 .....     Aaa           930       1,003,480

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d) ...     Aaa           210         229,761

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d) ...     Aaa           825         901,964
                                                               ------------
                                                                  2,912,234
                                                               ------------

                       See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

GEORGIA--1.3%
Atlanta Water and Wastewater Revenue
Series A 5%, 11/1/33 ................     Aaa       $ 1,025    $  1,046,043

Fulton County Development Authority
Revenue Series A 5%, 11/1/31 ........      Aa           985       1,008,630
                                                               ------------
                                                                  2,054,673
                                                               ------------

ILLINOIS--0.8%
Chicago General Obligation Taxable
Series D 4.34%, 1/1/10 ..............     Aaa           500         500,780

Kane Cook & Du Page County General
Obligation Taxable Series D 5%, 1/1/10    Aaa           400         415,492

Metropolitan Pier & Exposition Authority
McCormick Place Expansion Revenue
Series A 5%, 12/15/28 ...............     Aaa           340         346,232
                                                               ------------
                                                                  1,262,504
                                                               ------------

KENTUCKY--1.0%
Kentucky State Property and Building
Community Revenue Taxable 5.02%,
10/1/14 .............................     Aaa           800         807,216

Kentucky State Property and Building
Community Revenue Taxable 5.10%,
10/1/15 .............................     Aaa           680         687,738
                                                               ------------
                                                                  1,494,954
                                                               ------------

MASSACHUSETTS--0.7%
Massachusetts State General Obligation
Consolidated Loan of 2002 Series C
5.50%, 11/1/13 ......................     Aaa           910       1,054,035

MICHIGAN--0.2%
Detroit General Obligation Taxable-Self
Insurance 4.97%, 5/1/13 .............     Aaa           300         301,311

NEW JERSEY--0.1%
NJ Sports & Exposition Authority State
Contract Revenue Taxable Series A
6.75%, 3/1/11 .......................     Aaa           150         172,711

NEW YORK--1.2%
Metropolitian Transportation Authority
Service Contract Refunding Revenue
Series A 5%, 7/1/30 .................     Aaa         1,510       1,543,749


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

University of Rochester Revenue Taxable
5.40%, 7/1/18 .......................     Aaa       $   380    $    381,132
                                                               ------------
                                                                  1,924,881
                                                               ------------

PENNSYLVANIA--0.2%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A
5.79%, 4/15/09 ......................     Aaa           250         273,813

SOUTH DAKOTA--0.2%
Educational Enhancemment Funding Corp.
Revenue Taxable Series A 6.72%, 6/1/25    Baa           335         318,971

TEXAS--0.7%
Frisco Independent School District General
Obligation 5.125%, 8/15/30 ..........     Aaa           560         577,164

Williamson County General Obligation
5.25%, 2/15/25 ......................     Aaa           495         517,290
                                                               ------------
                                                                  1,094,454
                                                               ------------

WASHINGTON--0.5%
Washington State General Obligation
Series C 5.50%, 7/1/13 ..............     Aaa           660         760,162

WISCONSIN--0.4%
Wisconsin State General Obligation
Refunding Series 1 5.50%, 11/1/13 ...     Aaa           575         667,926

---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $18,934,466)                                    19,425,708
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.1%

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 7.75%,
12/27/32 ............................     Baa           489         484,921

Capital One Master Trust 01-5, A 5.30%,
6/15/09 .............................     Aaa         1,395       1,483,930

Chase Manhattan Auto Owner Trust 03-C,
A4 2.94%, 6/15/10 ...................     Aaa           625         625,879

Green Tree Financial Corp. 95-5, M1
7.65%, 9/15/26 ......................      A          1,155       1,192,537

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 ......................      A          1,250         846,875

Litigation Settlement Monetized Fee Trust
02-5A, 144A 6%, 10/25/32(b) .........     Baa         1,367       1,255,664


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

Seneca Funding I Ltd. 1A, A 3.92%,
5/31/29(d) ..........................      Aa       $ 2,000    $  1,940,000

SLM Student Loan Trust 03-4, A5D
4.02%, 3/15/33 ......................     Aaa         1,485       1,467,018

---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,395,693)                                      9,296,824
---------------------------------------------------------------------------

CORPORATE BONDS--22.5%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. 144A 6.125%,
1/15/14(b) ..........................      Ba           240         241,800

AGRICULTURAL PRODUCTS--0.5%
Corn Products International, Inc. 8.25%,
7/15/07 .............................      Ba           735         804,825

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc. 7.75%,
6/15/09 .............................     Baa           335         373,009

AUTO PARTS & EQUIPMENT--0.1%
ArvinMeritor, Inc. 8.75%, 3/1/12 ....     Baa            75          86,250

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
6.50%, 11/15/13 .....................      A            300         316,023

General Motors Corp. 7.125%, 7/15/13      Baa           155         169,984
                                                               ------------
                                                                    486,007
                                                               ------------

BROADCASTING & CABLE TV--1.4%

Comcast Cable Communications Inc.
6.875%, 6/15/09 .....................     Baa           425         479,118

Comcast Cable Communications, Inc.
6.75%, 1/30/11 ......................     Baa           425         472,996

Cox Communications, Inc. 7.75%,
11/1/10 .............................     Baa           600         714,756

Echostar DBS Corp. 144A 6.375%,
10/1/11(b) ..........................      Ba           405         417,150
                                                               ------------
                                                                  2,084,020
                                                               ------------

CASINOS & GAMING--1.9%
GTECH Holdings Corp. 144A 4.75%,
10/15/10(b) .........................     Baa           230         232,492

Harrah's Operating Co., Inc. 7.50%,
1/15/09 .............................     Baa           690         785,905


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

Mandalay Resort Group 6.50%, 7/31/09       Ba       $   350    $    364,875
MGM Mirage, Inc. 8.50%, 9/15/10 .....      Ba           335         386,087

Mohegan Tribal Gaming Authority 6.375%,
7/15/09 .............................      Ba           320         331,200

Mohegan Tribal Gaming Authority 8.125%,
1/1/06 ..............................      Ba           355         384,288

Park Place Entertainment Corp. 8.125%,
5/15/11 .............................      Ba           350         394,188
                                                               ------------
                                                                  2,879,035
                                                               ------------

CONSUMER FINANCE--3.1%
Capital One Bank 6.50%, 6/13/13 .....     Baa           615         644,774
Ford Motor Credit Co. 7.25%, 10/25/11      A            705         764,618
Ford Motor Credit Co. 7%, 10/1/13 ...      A            435         458,785

General Electric Capital Corp. Series MTNA
6%, 6/15/12(g) ......................     Aaa         1,500       1,626,679

General Motors Acceptance Corp. 6.875%,
9/15/11 .............................      A            685         737,832

Household Finance Corp. 6.375%,
11/27/12 ............................      A            145         159,073

Household Finance Corp. 6.75%, 5/15/11     A            350         394,010
                                                               ------------
                                                                  4,785,771
                                                               ------------

DEPARTMENT STORES--0.3%
Penney (J.C.) & Co., Inc. 9%, 8/1/12       Ba           345         414,431

DIVERSIFIED COMMERCIAL SERVICES--0.7%
International Lease Finance Corp. 4.375%,
11/1/09 .............................      A            700         705,188

United Rentals North America, Inc. 144A
7.75%, 11/15/13(b) ..................      B            380         389,975
                                                               ------------
                                                                  1,095,163
                                                               ------------

DIVERSIFIED METALS & MINING--0.2%
Phelps Dodge Corp. 8.75%, 6/1/11 ....     Baa           245         299,107

ELECTRIC UTILITIES--1.1%
Centerpoint Energy 144A 6.85%, 6/1/15(b)   Ba           625         642,372

Entergy Gulf States, Inc. 144A 5.25%,
8/1/15(b) ...........................     Baa           375         359,325

Public Service New Mexico 4.40%,
9/15/08 .............................     Baa           200         202,527


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------


Public Service of Colorado Series 5.50%,
4/1/14 ..............................     Baa       $   315    $    327,525

TECO Energy, Inc. 7.20%, 5/1/11 .....      Ba           220         229,900
                                                               ------------
                                                                  1,761,649
                                                               ------------

ELECTRONIC MANUFACTURING SERVICES--0 4%
Jabil Circuit, Inc. 5.875%, 7/15/10 .     Baa           580         604,981

ENVIRONMENTAL SERVICES--0.2%
Allied Waste North America Series B
9.25%, 9/1/12 .......................      Ba           345         389,850

GAS UTILITIES--0.1%
Suburban Propane Partners LP/Suburban
Energy Finance Corp. 144A 6.875%,
12/15/13(b) .........................      B            125         126,875

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08     Ba           285         322,762
Omnicare, Inc. 6.125%, 6/1/13 .......      Ba           155         156,163
                                                               ------------
                                                                    478,925
                                                               ------------

HEALTH CARE FACILITIES--0.5%
HCA, Inc. 6.30%, 10/1/12 ............      Ba           370         381,476
Tenet Healthcare Corp. 6.375%, 12/1/11     B            350         337,750
                                                               ------------
                                                                    719,226
                                                               ------------

HOMEBUILDING--0.5%
K. Hovnanian Enterprises 7.75%, 5/15/13    Ba           440         466,950
WCI Communities, Inc. 9.125%, 5/1/12       Ba           230         254,150
                                                               ------------
                                                                    721,100
                                                               ------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Royal Caribbean Cruises Ltd. 8.75%,
2/2/11 ..............................      Ba           400         454,000

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
AT&T Wireless Services, Inc. 8.125%,
5/1/12 ..............................     Baa           815         958,400

Citizens Communications 9.25%, 5/15/11    Baa           435         514,276

Verizon Global Funding Corp. 4.375%,
6/1/13 ..............................    A+(c)          615         580,985
                                                               ------------
                                                                  2,053,661
                                                               ------------


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

INVESTMENT BANKING & BROKERAGE--0.5%
Goldman Sachs Group, Inc. 4.75%,
7/15/13 .............................      Aa       $   720    $    701,691

LIFE & HEALTH INSURANCE--0.5%
Prudential Insurance Co. 8.30%, 7/1/25     A            665         812,304

MANAGED HEALTH CARE--0.1%
Coventry Health Care, Inc. 8.125%,
2/15/12 .............................      Ba           175         195,125

MULTI-UTILITIES & UNREGULATED POWER--0.3%
Williams Cos., Inc. 8.125%, 3/15/12 .      B            360         401,400

OFFICE ELECTRONICS--0.3%
Xerox Corp. 7.125%, 6/15/10 .........      B            375         403,125

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Chesapeake Energy Corp. 8.375%,
11/1/08 .............................      Ba           355         392,275

Magnum Hunter Resources, Inc. 9.60%,
3/15/12 .............................      B            350         399,000

Pioneer Natural Resource Co. 7.50%,
4/15/12 .............................      Ba           680         782,781
                                                               ------------
                                                                  1,574,056
                                                               ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
GulfTerra Energy Partners LP Series B
8.50%, 6/1/10 .......................      B            302         344,280

Tesoro Petroleum Corp. 8%, 4/15/08 ..      Ba           190         202,825
                                                               ------------
                                                                    547,105
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.3%
Pemex Project Funding Master Trust
9.125%, 10/13/10 ....................     Baa         1,730       2,054,375

TIAA Global Markets 4.125%, 11/15/07      Aaa           415         427,193

TIAA Global Markets 144A 2.75%,
1/13/06(b) ..........................     Aaa         1,035       1,047,328
                                                               ------------
                                                                  3,528,896
                                                               ------------

PACKAGED FOODS & MEATS--0.2%
Del Monte Corp. 8.625%, 12/15/12(d) .      B            355         390,500

PROPERTY & CASUALTY INSURANCE--0.3%
HSB Capital I Series B 2.06%, 7/15/27(d) AA(c)          550         527,050


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

PUBLISHING & PRINTING--0.5%
Dex Media West LLC/Dex Media Finance
Co. 144A 9.875%, 8/15/13(b) .........      B        $   225    $    260,730

Morris Publishing 144A 7%, 8/1/13(b)       Ba           505         512,575
                                                               ------------
                                                                    773,305
                                                               ------------

RAILROADS--0.2%
CSX Corp. 5.30%, 2/15/14 ............     Baa           350         351,911

REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15 ..........      A            590         584,876

Popular North America, Inc. 3.875%,
10/1/08 .............................      A             95          94,822
                                                               ------------
                                                                    679,698
                                                               ------------

REITS--0.6%
Health Care REIT, Inc. 6%, 11/15/13 .     Baa           280         282,972
HRPT Properties Trust 5.75%, 2/15/14      Baa           635         636,722
                                                               ------------
                                                                    919,694
                                                               ------------

RESTAURANTS--0.3%
Yum! Brands, Inc. 7.70%, 7/1/12 .....      Ba           340         393,125

SPECIALTY CHEMICALS--0.2%
Huntsman Advanced Materials LLC 144A
11%, 7/15/10(b) .....................      B            235         258,500

SPECIALTY STORES--0.7%
AutoNation, Inc. 9%, 8/1/08 .........      Ba           340         391,850
Office Depot, Inc. 6.25%, 8/15/13 ...     Baa           355         372,748
Toys "R" Us, Inc. 7.875%, 4/15/13 ...     Baa           315         338,861
                                                               ------------
                                                                  1,103,459
                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. 9.375%,
11/15/09 ............................      B            140         153,300

---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $32,401,571)                                    34,573,929
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--16.0%

Amortizing Residential Collateral Trust
02-BC4N, B2 7.75%, 7/25/32 ..........     Baa           155         154,354

Bear Stearns Structured Products, Inc.
03-2, A P.O. 0%, 6/25/29 ............     Baa           963         887,392


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

Chase Mortgage Finance Corp. 99-S5, A5
6.50%, 5/25/29 ......................     Aaa       $   534    $    533,242

Commercial Mortgage Lease-Backed
01-CMLB, C 7.816%, 6/20/31(d) .......    A+(c)        1,170       1,240,566

Commercial Resecuritization Trust 01-ABC2,
A1 7.17%, 2/21/13 ...................     Aaa           760         818,425

Countrywide Alternative Loan Trust 02-10,
A1 6.50%, 9/25/32 ...................    AAA(c)          55          54,806

First Horizon Mortgage Pass-Through
Trust 03-2, 1A12 5.75%, 4/25/33 .....    AAA(c)       1,470       1,479,417

GMAC Commercial Mortgage Securities,
Inc. 99-C1, B 6.30%, 5/15/33 ........    AA(c)        1,000       1,108,265

GMAC Mortgage Corporation Loan Trust
02-J6, A17 6.25%, 10/25/32 ..........     Aaa         1,440       1,485,163

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 .............................    AAA(c)       1,700       1,874,926

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 ............................     Aaa         1,670       1,929,774

Lehman Brothers UBS Commercial
Mortgage Trust 03-C3, A4 4.166%,
5/15/32 .............................     Aaa         1,140       1,088,761

Nationslink Funding Corp. 99-2, A2C
7.229%, 6/20/31 .....................    AAA(c)       2,500       2,849,460

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 ..................     Aaa         1,845       2,138,110

Residential Accredit Loans, Inc. 99-QS14,
A5 7.75%, 11/25/29 ..................    AAA(c)         927         925,392

Residential Funding Mortgage Securities I
93-S25, M3 6.50%, 7/25/08 ...........    AAA(c)          90          90,249

Sasco Net Interest Margin Trust 03-18XS,
A 7.50%, 5/28/33 ....................      A          1,147       1,142,467

Sasco Net Interest Margin Trust 03-36XS, A
7.50%, 11/25/33 .....................      A            765         763,784

Sasco Net Interest Margin Trust 03-BC1, A
9%, 5/27/33 .........................    BBB-(c)        508         507,864

Starwood Commercial Mortgage Trust
99-C1A, A1 6.60%, 2/3/14 ............     Aaa         1,246       1,352,520


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio


                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

Vanderbilt Mortgage Finance 02-C, A4
6.57%, 8/7/24 .......................     Aaa       $   730    $    745,396

Vanderbilt Mortgage Finance 99-C, 1A3
7.385%, 1/7/20 ......................     Aaa           850         890,109

Washington Mutual 01-AR4, B4 5.717%,
12/25/31(d) .........................      Ba           534         544,388

---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,621,648)                                    24,604,830
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.6%

BULGARIA--0.5%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) ..........................      Ba           648         763,020

PANAMA--1.1%
Republic of Panama 8.25%, 4/22/08 ...      Ba           460         508,300
Republic of Panama 8.875%, 9/30/27 ..      Ba         1,070       1,128,850
                                                               ------------
                                                                  1,637,150
                                                               ------------

---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,196,612)                                      2,400,170
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--7.8%

AUSTRALIA--0.3%
United Energy Distribution 144A 5.45%,
4/15/16(b) ..........................     Aaa           395         404,096

BERMUDA--0.5%
Oil Insurance Ltd. 144A 5.15%,
8/15/33(b) (d) ......................      A            725         729,986

BRAZIL--0.9%
CSN Islands VIII Corp. 144A 9.75%,
12/16/13(b) .........................      B            415         427,450

Petrobras International Finance Co.
9.75%, 7/6/11 .......................     Baa           155         180,575

Petrobras International Finance Co.
9.125%, 7/2/13 ......................      Ba           670         737,000
                                                               ------------
                                                                  1,345,025
                                                               ------------

CANADA--0.8%
Abitibi Consolidated, Inc. 6%, 6/20/13     Ba           400         384,576
Cascades, Inc. 7.25%, 2/15/13 .......      Ba           190         201,400
Inco Ltd. 5.70%, 10/15/15 ...........     Baa           280         282,832
Thomson Corp. (The) 5.25%, 8/15/13 ..      A            415         424,948
                                                               ------------
                                                                  1,293,756
                                                               ------------

                                        MOODY'S       PAR
                                        RATING       VALUE
                                      (Unaudited)    (000)         VALUE
                                      -----------   -------    ------------

GERMANY--0.4%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(d) ...................     Baa       $   460    $    556,193

HONG KONG--0.7%
Hutchison Whampoa International Ltd. 144A
6.25%, 1/24/14(b) ...................      A          1,140       1,157,536

IRELAND--0.3%
JSG Funding plc 9.625%, 10/1/12 .....      B            380         427,500

ITALY--0.4%
Telecom Italia Capital 144A 5.25%,
11/15/13(b) .........................     Baa           680         681,354

MEXICO--0.6%
Pemex Finance Ltd. 9.03%, 2/15/11 ...     Baa           770         921,990

NETHERLANDS--0.5%
Kazkommerts International BV 144A
8.50%, 4/16/13(b) ...................     Baa           750         788,438

NETHERLANDS--0.2%
Coca Cola HBC Finance Bv 144A 5.50%,
9/17/15(b) ..........................      A            370         377,653

NORWAY--0.4%
Norske Skogindustrier ASA 144A 6.125%,
10/15/15(b) .........................     Baa           640         648,071

SOUTH AFRICA--0.6%
Sappi Pappier Holding AG 144A 6.75%,
6/15/12(b) ..........................     Baa           810         882,676

SOUTH KOREA--0.1%
Korea Development Bank 5.75%, 9/10/13      A            105         110,236

UNITED STATES--1.1%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ..........................    BBB(c)       1,055       1,010,538

Tyco International Group SA 144A 6%,
11/15/13(b) .........................      Ba           615         633,450
                                                               ------------
                                                                  1,643,988
                                                               ------------

---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,518,785)                                    11,968,498
---------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio


                                                     SHARES       VALUE
                                                    -------    ------------
COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(e) (f)                           1,955    $      3,910

---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $78,535)                                             3,910
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.5%
(IDENTIFIED COST $138,740,167)                                  143,547,590
---------------------------------------------------------------------------


                                      STANDARD
                                      & POOR'S        PAR
                                       RATING        VALUE
                                     (Unaudited)     (000)         VALUE
                                     -----------    -------    ------------

SHORT-TERM OBLIGATIONS--4.4%

FEDERAL AGENCY SECURITIES--1.7%
FFCB 0.83%, 1/8/04                                  $2,620     $  2,619,577

COMMERCIAL PAPER--2.7%
Emerson Electric Co. 0.95%, 1/2/04 ..     A-1         3,000       2,999,921
ABSC Capital Corp. 1.12%, 1/12/04 ...     A-1         1,125       1,124,615
                                                               ------------
                                                                  4,124,536
                                                               ------------

---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,744,113)                                      6,744,113
---------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $145,484,280)                                  150,291,703(a)
Other assets and liabilities, net--2.1%                           3,263,979
                                                               ------------
NET ASSETS--100.0%                                             $153,555,682
                                                               ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,470,167 and gross depreciation of $611,741 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $145,433,277.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $15,024,250 or 9.8% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2003, this security amounted to a value of $3,910 or 0.0% of net assets.
(g) All or a portion segregated as collateral for when issued securities.

                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $145,484,280)                                 $150,291,703
Receivables
   Investment securities sold                                        2,588,284
   Interest and dividends                                            1,401,618
   Fund shares sold                                                    138,958
Prepaid expenses                                                         2,324
                                                                  ------------
     Total assets                                                  154,422,887
                                                                  ------------
LIABILITIES
Cash overdraft                                                           7,098
Payables
   Investment securities purchased                                     729,521
   Investment advisory fee                                              36,855
   Trustees' fee                                                        14,353
   Financial agent fee                                                  11,031
   Transfer agent fee                                                    7,069
   Service fees                                                          2,852
Accrued expenses                                                        58,426
                                                                  ------------
     Total liabilities                                                 867,205
                                                                  ------------
NET ASSETS                                                        $153,555,682
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $156,628,852
Undistributed net investment income                                     42,674
Accumulated net realized loss                                       (7,923,267)
Net unrealized appreciation                                          4,807,423
                                                                  ------------
NET ASSETS                                                        $153,555,682
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $139,573,900)                 4,424,229
Net asset value and offering price per share                            $31.55

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,981,782)                    443,245
Net asset value and offering price per share                            $31.54


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
Interest                                                            $9,048,658
                                                                    ----------
     Total investment income                                         9,048,658
                                                                    ----------
EXPENSES
Investment advisory fee                                                679,938
Service fees, Class Y                                                   19,438
Financial agent fee                                                    132,268
Trustees                                                                49,141
Transfer agent                                                          39,105
Custodian                                                               37,230
Registration                                                            36,846
Professional                                                            28,819
Printing                                                                11,273
Miscellaneous                                                           33,798
                                                                    ----------
     Total expenses                                                  1,067,856
     Less expenses borne by investment adviser                        (214,476)
     Custodian fees paid indirectly                                     (2,738)
                                                                    ----------
     Net expenses                                                      850,642
                                                                    ----------
NET INVESTMENT INCOME                                                8,198,016
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      1,337,987
Net change in unrealized appreciation (depreciation) on
   investments                                                        (154,525)
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,183,462
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $9,381,478
                                                                    ==========


                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended        Year Ended
                                                                                               12/31/03          12/31/02
                                                                                             ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  8,198,016      $  9,447,882
   Net realized gain (loss)                                                                     1,337,987            31,424
   Net change in unrealized appreciation (depreciation)                                          (154,525)        2,210,986
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  9,381,478        11,690,292
                                                                                             ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                              (7,767,435)       (9,108,316)
   Net investment income, Class Y                                                                (495,205)         (409,527)
                                                                                             ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (8,262,640)       (9,517,843)
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (58,032 and 405,693 shares, respectively)                      1,866,961        12,682,028
   Net asset value of shares issued from reinvestment of distributions
     (217,565 and 257,038 shares, respectively)                                                 6,921,160         7,994,358
   Cost of shares repurchased (499,296 and 224,088 shares, respectively)                      (15,889,870)       (6,999,094)
                                                                                             ------------      ------------
Total                                                                                          (7,101,749)       13,677,292
                                                                                             ------------      ------------
CLASS Y
   Proceeds from sales of shares (272,660 and 36,605 shares, respectively)                      8,638,861         1,149,000
   Net asset value of shares issued from reinvestment of distributions
     (15,611 and 13,168 shares, respectively)                                                     495,205           409,524
   Cost of shares repurchased (27,051 and 114,916 shares, respectively)                          (851,722)       (3,575,776)
                                                                                             ------------      ------------
Total                                                                                           8,282,344        (2,017,252)
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    1,180,595        11,660,040
                                                                                             ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        2,299,433        13,832,489

NET ASSETS
   Beginning of period                                                                        151,256,249       137,423,760
                                                                                             ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $42,674 AND $104,586, RESPECTIVELY]                                                  $153,555,682      $151,256,249
                                                                                             ============      ============

                        See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS X
                                                      -----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31
                                                      -----------------------------------------------------------------
                                                         2003            2002          2001(5)        2000        1999
Net asset value, beginning of period                    $31.32          $30.84         $30.53        $29.88      $31.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           1.73(3)         2.04(3)        2.22(3)       2.28(3)     2.01
   Net realized and unrealized gain (loss)                0.26            0.47           0.34          0.63       (1.57)
                                                        ------          ------         ------        ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.99            2.51           2.56          2.91        0.44
                                                        ------          ------         ------        ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (1.76)          (2.03)         (2.25)        (2.23)      (2.03)
   Return of capital                                        --              --             --         (0.03)         --
                                                        ------          ------         ------        ------      ------
     TOTAL DISTRIBUTIONS                                 (1.76)          (2.03)         (2.25)        (2.26)      (2.03)
                                                        ------          ------         ------        ------      ------
Change in net asset value                                 0.23            0.48           0.31          0.65       (1.59)
                                                        ------          ------         ------        ------      ------
NET ASSET VALUE, END OF PERIOD                          $31.55          $31.32         $30.84        $30.53      $29.88
                                                        ======          ======         ======        ======      ======
Total return                                              6.37%           8.30%          8.53%        10.04%       1.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $139,574        $145,555       $129,800      $120,376    $100,044
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                                  0.55%(4)        0.55%(4)       0.55%(4)      0.55%       0.55%
   Net investment income                                  5.44%           6.49%          7.02%         7.53%       6.54%
Portfolio turnover                                         104%            107%            99%           87%        142%



                                                                                      CLASS Y
                                                      -----------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31
                                                      -----------------------------------------------------------------
                                                         2003            2002          2001(5)        2000        1999
Net asset value, beginning of period                    $31.32          $30.84         $30.54        $29.89      $31.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          1.63(3)          1.97(3)        2.14(3)       2.20(3)     1.96
   Net realized and unrealized gain (loss)                0.27            0.46           0.33          0.63       (1.59)
                                                        ------          ------         ------        ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     1.90            2.43           2.47          2.83        0.37
                                                        ------          ------         ------        ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (1.68)          (1.95)         (2.17)        (2.15)      (1.95)
   Return of capital                                        --              --             --         (0.03)         --
                                                        ------          ------         ------        ------      ------
     TOTAL DISTRIBUTIONS                                 (1.68)          (1.95)         (2.17)        (2.18)      (1.95)
                                                        ------          ------         ------        ------      ------
Change in net asset value                                 0.22            0.48           0.30          0.65       (1.58)
                                                        ------          ------         ------        ------      ------
NET ASSET VALUE, END OF PERIOD                          $31.54          $31.32         $30.84        $30.54      $29.89
                                                        ======          ======         ======        ======      ======
Total return                                              6.10%            8.02%          8.24%        9.75%       1.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $13,982           $5,702         $7,623       $6,278      $6,884
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                 0.80%(4)         0.80%(4)       0.80%(4)      0.80%       0.80%
   Net investment income                                 5.13%            6.26%          6.77%         7.28%       6.29%
Portfolio turnover                                        104%             107%            99%           87%        142%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69%, 0.69%, 0.69%, 0.74% and 0.74% for the periods ended December 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.95%, 0.94%, 0.94%, 0.99% and 0.99% for the periods ended December 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


1. ORGANIZATION

   Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Portfolios are offered for sale, (each a "Portfolio"). The Growth Stock Portfolio is diversified and has an investment objective of long-term capital appreciation. The Managed Bond Portfolio is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk.

   Each Portfolio offers Class X and Class Y shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Portfolio are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Managed Bond Portfolio were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At December 31, 2003 the total value of these securities represented approximately 5.8% of net assets.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. Each Portfolio amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Portfolio is treated as a separate taxable entity. It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Portfolios do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. EXPENSES:

   Expenses incurred by the Fund with respect to both Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)


G. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:

   Each Portfolio may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis begin earning interest on the settlement date.


H. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate
Portfolio:

                                                           1st $1         $1+
Portfolio                                                  Billion      Billion
--------                                                   --------     -------
Growth Stock Portfolio ................................      0.60%       0.55%
Managed Bond Portfolio ................................      0.45%       0.40%

   The Adviser has voluntarily agreed to assume total fund operating expenses of each Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until the dates indicated below, to the extent that such expenses exceed the following percentages of average annual net assets:

                                        Class X     Class Y         Dates
                                        -------     -------      --------------
Growth Stock Portfolio ..............    0.70%        0.95%      April 30, 2004
Managed Bond Portfolio ..............    0.55%        0.80%      April 30, 2004

   Seneca Capital Management LLC ("Seneca") is the subadviser to the Growth Stock Portfolio. For its services, Seneca is paid a fee by PIC equal to 0.10% of the average daily net assets of the Portfolio up to $67.8 million, 0.30% between $67.8 million and $1 billion and 0.275% in excess of $1 billion. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. PEPCO has advised the Fund of the following information:


                                                Service Fee       Service Fee
                                  Service Fee   Paid Out to         Paid to
                                  Retained by   Unaffiliated     W.S. Griffith
                                  Distributor   Participants   Securities, Inc.
                                  -----------   ------------   ----------------
Growth Stock Portfolio               $245          $  830            $25,340
Managed Bond Portfolio                 37           3,356             16,045

W.S. Griffith Securities, Inc. is an indirect subsidiary of PNX.

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended December 31, 2003, the Fund paid PEPCO $183,259. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2003, transfer agent fees were $77,492 as reported in the Statements of Operations, of which PEPCO retained $0 for Growth Stock Portfolio and $0 for Managed Bond Portfolio.

   For the period ended December 31, 2003, the Growth Stock Portfolio paid PXP Securities Corp., a wholly-owned subsidiary of PNX, brokerage commissions of $7,343 in connection with portfolio transactions effected on behalf of it.

   At December 31, 2003, PNX and affiliates held Portfolio shares which aggregated the following:
                                                                       Aggregate
                                                                       Net Asset
                                                         Shares          Value
                                                        -------       ----------
Growth Stock Portfolio, Class Y ....................      8,409       $  159,771
Managed Bond Portfolio, Class X ....................     12,054          380,304
Managed Bond Portfolio, Class Y ....................    195,216        6,157,113

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended December 31, 2003, (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                      Purchases         Sales
                                                     -----------     -----------
Growth Stock Portfolio ..........................    $19,841,379     $25,299,413
Managed Bond Portfolio ..........................     82,375,076      97,650,695

   Purchases and sales of U.S. Government and agency securities during the period ended December 31, 2003, aggregated the following:

                                                      Purchases         Sales
                                                     -----------     -----------
Managed Bond Portfolio ..........................    $67,749,553     $55,620,400

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)


5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain Portfolios may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Portfolio, positive or negative, than if a Portfolio did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


6. OTHER

   As of December 31, 2003, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PNX as follows. In addition, affiliate holdings are presented in the table located within Note 3.

                                                   Number of       % of Shares
                                                 Shareholders      Outstanding
                                                 ------------      -----------
Growth Stock Portfolio .....................           4              50.8%
Managed Bond Portfolio .....................           3              44.7%


7. FEDERAL INCOME TAX INFORMATION

   The following Portfolios have capital loss carryovers, which may be used to offset future capital gains, as follows:


                                                   Expiration Year
                  ----------------------------------------------------------------------------------
                     2007         2008           2009           2010          2011          Total
                  ----------   ----------     ----------     ----------     --------     -----------
Growth
  Stock
  Portfolio ...   $       --   $       --     $8,335,855     $5,606,008     $145,376     $14,087,239
Managed
  Bond
  Portfolio ...    5,360,348    2,194,743             --             --      364,396       7,919,487

   The Portfolios may not realize the benefit of these losses to the extent each Portfolio does not realize gains on the investments prior to the expiration of the capital loss carryover.

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2003, the Portfolios deferred and recognized post-October capital losses as follows:

                                                      Deferred      Recognized
                                                      --------      ----------
Growth Stock Portfolio ...........................     $   --       $  245,179
Managed Bond Portfolio ...........................      3,780        1,691,211

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedules of investments) consist of undistributed ordinary income of $30,331 and $42,674 for Growth Stock Portfolio and Managed Bond Portfolio respectively, and undistributed long-term capital gains of $0 for both portfolios. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes, if any, are reported as ordinary income for federal tax purposes.


8. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Portfolios. As of December 31, 2003, the following Portfolios recorded reclassifications to increase (decrease) the accounts listed below:

                               Capital paid in     Undistributed    Accumulated
                                on shares of       net investment   net realized
                             beneficial interest   income (loss)    gain (loss)
                             -------------------   -------------    -----------
Growth Stock Portfolio            $    --             $   (1)       $      1
Managed Bond Portfolio             13,139              2,712         (15,851)

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)


9. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

   For federal income tax purposes, 100% of the income dividends paid by the Growth Stock Portfolio qualify for the dividends received deduction for corporate shareholders.

   Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 100% of the ordinary income dividends distributed after January 1, 2003 will qualify for the lower rate. The portfolio plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS


To the Board of Trustees and Shareholders of The Phoenix Duff & Phelps Institutional Mutual Funds


      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Duff & Phelps Institutional Growth Stock Portfolio and Phoenix Duff & Phelps Institutional Managed Bond Portfolio (constituting Phoenix Duff & Phelps Institutional Mutual Funds, hereinafter referred to as the "Fund") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 13, 2004

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND            LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since           34          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC     1996.                              Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                  Josiah Macy, Jr., Foundation (1975-present), Pace University
  New York, NY 10178                                               (1978-present), New York Housing Partnership Development Corp.
  DOB: 8/2/29                                                      (Chairman) (1981-present), Greater New York Councils, Boy Scouts of America (1985-present), The Academy of Political Science (Vice
                                                                   Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                   (1989-present). Chairman, Metropolitan Transportation Authority
                                                                   (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                   Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                   Insurance Company (1974-2002), Centennial Insurance Company
                                                                   (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                   Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                   Accuhealth (1994-2002), The Harlem Youth Development Foundation
                                                                   (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  William Crawford              Served since            4          Currently retired.
  3003 Gulf Shore Blvd., #401   1996.
  Naples, FL 34103
  DOB: 7/10/28
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since           34          Currently retired.
  The Flat, Elmore Court        1996.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  William N. Georgeson          Served since            4          Currently retired. Director, Concordia University Foundation
  575 Glenwood Road             1996.                              (charity) (1994-present).
  Lake Forest, IL 60045
  DOB:8/16/27
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since            27         Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902      1996.                              Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                                 Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since           24          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.     1996.                              2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                     (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                            Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND            LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara         Served since           34          Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of         2001.                              (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51

------------------------------------------------------------------------------------------------------------------------------------
  Eileen A. Moran               Served since            4          President and Chief Executive Officer, PSEG Resources Inc.
  PSEG Resources, Inc.          1996.                              (investment company) (1990-present).
  80 Park Plaza, T-22
  Newark, NJ 07102
  DOB: 10/31/54
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris             Served since           34          Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                1996.                              (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard A. Pavia              Served since            4          Currently retired. Vice Chairman, Forest Preserve District, Cook
  7145 North Ionia              1996.                              County President Advisory Council (1997-present). Special
  Chicago, IL 60646                                                Consultant, K&D Facilities Resource Corp. (1995-present).
  DOB: 7/18/30
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson           Served since           24          Managing Director, Northway Management Company (1998-present).
  Northway Management Company   1996.                              Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.        Served since           24          Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street               1996.                              Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                             The Trust for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                     Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
     NAME,  ADDRESS,                              PORTFOLIOS IN
      DATE OF BIRTH                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH           LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST                 TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Philip R. McLoughlin         Served since           78          Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                1996.                              Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                   Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman and President                                          Vice Chairman (1995-1997) and Chief Executive Officer
                                                                   (1995-2002), Phoenix Investment Partners, Ltd. Director and
                                                                   Executive Vice President, The Phoenix Companies, Inc.
                                                                   (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                   Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                                   (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                   Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                                   Equity Planning Corporation. Chairman and President,
                                                                   Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                                   President (April 2002-September 2002), Phoenix Investment
                                                                   Management Company. Director and Executive Vice President,
                                                                   Phoenix Life and Annuity Company (1996-2002). Director
                                                                   (1995-2000) and Executive Vice President (1994-2002), PHL
                                                                   Variable Insurance Company. Director, Phoenix National Trust
                                                                   Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                   President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                   Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                   (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 **James M. Oates               Served since           29          Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.    1996.                              Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                        Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                Director, Investors Financial Service Corporation (1995-present),
   50 Congress Street                                              Investors Bank & Trust Corporation (1995-present), Plymouth
   Suite 1000                                                      Rubber Co. (1995-present), Stifel Financial (1996-present),
   Boston, MA 02109                                                Connecticut River Bank (1998-present), New Hampshire Charitable
   DOB: 5/31/46                                                    Foundation (2001-present), Trust Co. of New Hampshire
                                                                   (2002-present). Director and Treasurer, Endowment for Health,
                                                                   Inc. (2000-present). Chairman, Emerson Investment Management,
                                                                   Inc. (2000-present), Vice Chairman, Massachusetts Housing
                                                                   Partnership (1998-1999). Director, Blue Cross and Blue Shield of
                                                                   New Hampshire (1994-1999), AIB Govett Funds (1991-2000), Command
                                                                   Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                                   (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

   *Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
  **Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group
    Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH
      NAME, ADDRESS             TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH               TIME SERVED                                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer           Executive Vice President              Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44               since 1996.                           (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                                   Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                                   President, Chief Financial Officer and Treasurer (2000-present),
                                                                   Senior Vice President and Chief Financial Officer (1996-2000),
                                                                   Phoenix Equity Planning Corporation. Director (1998-present),
                                                                   Senior Vice President, Chief Financial Officer and Treasurer
                                                                   (1996-present), Phoenix Investment Counsel, Inc. Director
                                                                   (2000-present), Executive Vice President (2000-present),
                                                                   Treasurer (1996-present), Senior Vice President (2000-2002), Duff
                                                                   & Phelps Investment Management Co. Executive Vice President,
                                                                   Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Treasurer since 1996.                 Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                    (1996-2000), Assistant Treasurer (2001-present), Phoenix Equity
                                                                   Planning Corporation. Treasurer, Phoenix Fund Complex
                                                                   (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth           Secretary since 2002; Chief           Vice President and Insurance and Investment Products Counsel
  One American Row           Legal Officer since 2003.             (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                               Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                    Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                   Inc. Secretary (2002-present), Chief Legal Officer
                                                                   (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

101 Munson Street
Greenfield, Massachusetts 01301





TRUSTEES
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
Richard J. Wirth, Secretary and Chief Legal Officer
Nancy G. Curtiss, Treasurer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Shareholder Services                                   1-800-814-1897 (option 3)



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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




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




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

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------



PHOENIX EQUITY PLANNING CORPORATION
P.O. BOX 150480
HARTFORD, CT 06115-0480


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM




PXP 092 (2/04)


ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54,540 for 2002 and $54,540 for 2003.

     AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2002 and $0 for 2003.

     TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,150 for 2002 and $10,150 for 2003.

         "Tax Fees" are those primarily associated with review of the Fund's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Fund's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Fund, periodic discussion with management on tax issues affecting the Fund, and reviewing and signing the Fund's federal income and excise tax returns.

     ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval"). The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c)  100%

                           (d)  Not applicable

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $248,000 for 2002 and $46,250 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Phoenix Duff & Phelps Institutional Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*        /s/  PHILIP R. McLOUGHLIN
                         -------------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date              March 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/  PHILIP R. McLOUGHLIN
                         -------------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date              March 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*        /s/  NANCY G. CURTISS
                         -------------------------------------------------------
                                 Nancy G. Curtiss, Treasurer
                                 (principal financial officer)

Date              March 8, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.